Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

On October 4, 2022, the Company granted 428,902 restricted stock units for certain eligible employees and board of directors under the OPAL Fuels Inc. 2022 Omnibus Equity Incentive Plan. The aggregate fair value of the grant was $3,405 based on the closing share price of $7.94 on October 3, 2022. The shares will vest in full on October 3, 2023. The amortization of the above grants will be included in the selling, general and administrative expenses in the condensed consolidated statement of operations beginning in the fourth quarter of 2022.

On October 12, 2022, the Company borrowed $12,500 under the OPAL Term Loan.